Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

9. Goodwill and Intangible Assets

GOODWILL	Total	Passive Safety Segment	Electronics Segment
Carrying amount at January 1, 2015	$1,594.0	$1,400.5	$193.5
Acquisition	84.5	—	84.5
Translation differences	(12.2)	(12.2)	—
Carrying amount at December 31, 2015	$1,666.3	$1,388.3	$278.0
Acquisition	217.8	—	217.8
Translation differences	(13.4)	(7.7)	(5.7)

Carrying amount at December 31, 2016	$1,870.7	$1,380.6	$490.1

The Company changed its segment reporting effective as of January 1, 2015. Goodwill of $185.7 million has been re-allocated from Passive Safety to Electronics based on relative fair values determined using a discounted cash flow method. The goodwill recognized in 2015 of $84.5 million is related to the M/A-COM acquisition and goodwill recognized in 2016 of $217.8 million is related to the ANBS acquisition (see Note 2). Approximately $1.2 billion of the Passive Safety goodwill is associated with the 1997 merger of Autoliv AB and the Automotive Safety Products Division of Morton International, Inc.

AMORTIZABLE INTANGIBLES	2016	2015
Gross carrying amount	$618.2	$484.9
Accumulated amortization	(405.7)	(356.9)
Carrying value	$212.5	$128.0

No significant impairments were recognized during 2016, 2015 or 2014.

At December 31, 2016 intangible assets subject to amortization mainly relate to acquired technology and contractual relationships. Of the carrying value of $212.5 million at December 31, 2016, $126 million was related to the technology asset category and $73 million was related to the contractual relationships asset category. Of the carrying value of $128 million at December 31, 2015, $83 million was related to the technology asset category and $32 million was related to the contractual relationships asset category.

Amortization expense related to intangible assets was $43.7 million, $19.6 million and $16.0 million in 2016, 2015 and 2014, respectively. Estimated future amortization expense is (in millions): 2017: $43.6; 2018: $40.2; 2019: $37.0; 2020: $34.1 and 2021: $32.9.